Schedule of Weighted-average Assumptions And Fair Value of Share Options Granted (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Expected volatility	94.10%	83.00%	83.00%	99.20%
Risk-free interest rate	4.00%	3.90%	3.90%	3.80%
Expected dividend yield
Expected term (in years)	5 years 8 months 12 days	5 years	5 years	6 years